GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
GUARANTEE LIABILITIES
Balance at the beginning of the year		¥ 173,907	¥ 76,325	¥ 493
Fair value of guarantee liabilities upon the inception of new guarantees		403,370	284,452	84,708
Guarantee settled		(257,953)	(184,586)	(6,893)
(Gains)/losses from guarantee liabilities		1,931	(2,284)	(1,983)
Balance at the end of the year	$ 46,808	¥ 321,255	¥ 173,907	¥ 76,325
Minimum
GUARANTEE LIABILITIES
Guarantee term (in years)	2 years	2 years	2 years	2 years
Maximum
GUARANTEE LIABILITIES
Guarantee term (in years)	4 years	4 years	4 years	4 years